CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
10% Warrants
Interest rate (as a percent)	10.00%		10.00%
15% Warrants
Interest rate (as a percent)	15.00%	15.00%	15.00%